Employee benefits - Underfunded pension plans, Measurement of plan assets at fair value (Details) - Level 3 - Underfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Measurement of plan assets
Assets as at beginning of the year	$ 432	$ 441
Return on plan assets	20	20
Assets purchases	18	40
Assets sold during the year	(37)	(33)
Translation adjustment	2	(36)
Assets as at end of the year	435	432
Private equity funds
Measurement of plan assets
Assets as at beginning of the year	213	197
Return on plan assets	11	32
Assets purchases	18	22
Assets sold during the year	(32)	(22)
Translation adjustment	2	(16)
Assets as at end of the year	212	213
Real estate funds
Measurement of plan assets
Assets as at beginning of the year	51	44
Return on plan assets	4	3
Assets purchases		18
Assets sold during the year		(10)
Translation adjustment		(4)
Assets as at end of the year	55	51
Loans to participants
Measurement of plan assets
Assets as at beginning of the year	3	5
Assets sold during the year	(1)	(1)
Translation adjustment	1	(1)
Assets as at end of the year	3	3
Others
Measurement of plan assets
Assets as at beginning of the year	165	195
Return on plan assets	5	(15)
Assets sold during the year	(4)
Translation adjustment	(1)	(15)
Assets as at end of the year	$ 165	$ 165